Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Jan. 02, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations
The Company’s unaudited quarterly results of operations are as follows:

	Fiscal 2015
(In millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$631.4	$630.1	$678.9	$751.2
Gross profit	261.4	246.4	271.7	272.2
Net earnings attributable to Wolverine World Wide, Inc.	40.1	25.3	45.8	11.6
Net earnings per share:
Basic	$0.40	$0.25	$0.45	$0.12
Diluted	0.39	0.24	0.44	0.12

	Fiscal 2014
(In millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$627.6	$613.5	$711.1	$808.9
Gross profit	255.8	245.7	284.7	300.1
Net earnings attributable to Wolverine World Wide, Inc.	37.1	27.5	57.8	10.7
Net earnings per share:
Basic	$0.37	$0.28	$0.58	$0.11
Diluted	0.36	0.27	0.57	0.10